Equity Investments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Equity Investment
Payments for equity investments		$ 588	$ 5,541
Common stock		$ 426	$ 364
Common stock, shares issued (in shares)		42,646,636	36,383,937
Total investment		$ 9,700
Income (loss) in equity investments		$ (195)	$ (317)
Anglo Ardmore Ship Management Limited
Equity Investment
Percentage of ownership interest (as a percent)		50.00%
Anglo Ardmore Ship Management Limited | Corporate Joint Venture [Member]
Equity Investment
Percentage of ownership interest (as a percent)		50.00%
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Equity Investment
Common stock, shares issued (in shares)			950,000
Ardmore Shipping Corporation
Equity Investment
Percentage of ownership interest (as a percent)		100.00%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment		$ 10,800
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%	10.00%
Payments for equity investments	$ 4,000	$ 5,000
Common stock	$ 5,300	9,400		$ 5,300
Number of common shares	581,795
Warrants to purchase common shares	286,582
Warrants and Rights Outstanding		300
Total investment	$ 9,300	9,300
Percentage of voting right	20.00%
Equity Investment		9,700
e1 Marine LLC
Equity Investment
Income (loss) in equity investments		(200)
Equity Investment		$ 1,100
e1 Marine LLC | Corporate Joint Venture [Member]
Equity Investment
Percentage of ownership interest (as a percent)	33.33%	33.33%